FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	$ 40,783
Financial liabilities at end of period	59,486	$ 40,783
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	498	11
Fair value change recorded in net income	12	3
Additions	408	510
Disposals/settlements	(356)	(5)
Foreign currency translation and other	27	(21)
Financial liabilities at end of period	$ 589	$ 498